INVESTMENT PROPERTIES - Minimum rental commitments payable on non-cancellable operating leases (Details) CAD in Thousands	Dec. 31, 2017 CAD
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	CAD 1,395,783
Not later than 1 year
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	202,293
Later than 1 year and not later than 5 years
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	655,288
Later than 5 years
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	CAD 538,202